SUPPLEMENT DATED JULY 5, 2023
      TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES, EACH DATED MAY 1, 2023
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               AMERICAN GENERAL LIFE INSURANCE COMPANY

                     Variable Separate Account
                Polaris Platinum II Variable Annuity
                 Polaris Choice II Variable Annuity
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This supplement updates certain information contained in Appendix A -
Underlying Funds Available Under the Contract for the above-referenced prospectuses and updating summary prospectuses (together, the "Prospectuses"). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective on or about July 5, 2023, the SA Invesco Main Street Large Cap Portfolio will be renamed the SA JPMorgan Large Cap Core Portfolio (the "Fund") and the subadvisor will be changed from Invesco Advisers, Inc. to J.P. Morgan Investment Management Inc. Accordingly, all references to "SA Invesco Main Street Large Cap Portfolio" in the Prospectuses will be replaced with "SA JPMorgan Large Cap Core Portfolio." Additionally, the Current Expense in Appendix A for the Fund is amended as below:


--------------------------------------     ----------------------------------
Underlying Fund Name - Share Class                         Current
Advisor                                                    Expense
Subadvisor
--------------------------------------     ----------------------------------
SA JPMorgan Large Cap Core Portfolio
- Class 2^1
SunAmerica Asset Management, LLC                           0.86%*
J.P. Morgan Investment Management Inc.
--------------------------------------     ----------------------------------
SA JPMorgan Large Cap Core Portfolio
- Class 3
SunAmerica Asset Management, LLC                           0.96%*
J.P. Morgan Investment Management Inc.
----------------------------------         ----------------------------------


* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

1. Available for investment if you purchased your contract prior to September 30, 2002.

Additional information regarding the Fund, including the Fund prospectus, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.



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